INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2011, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	154,640,722	155,465,964	25,681,148
Acquired game development cost	12,285,000	12,285,000	2,029,337
Less: Accumulated amortization	(10,119,873)	(33,135,638)	(5,473,617)
Impairment provision	(569,138)	(4,394,381)	(725,900)
Translation difference	(1,186,900)	(1,577,121)	(260,522)

Net book value of intangible assets subject to amortization	155,049,811	128,643,824	21,250,446

Estimated Aggregate Amortization Expense from Existing Intangible Assets

As of December 31, 2013, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2014	23,411,429	3,867,293
2015	22,527,730	3,721,316
2016	22,527,730	3,721,316
2017	22,527,730	3,721,316
2018	22,527,730	3,721,316

Total	113,522,349	18,752,557

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,343	14,067,486
Less: accumulated amortization	(11,045,234)	(12,966,137)	(2,141,853)

Net book value	74,115,115	72,194,206	11,925,633